Schedule of Investments (unaudited)
May 31, 2025
iShares® MSCI China ETF
(Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks
Aerospace & Defense — 0.1%
AECC Aviation Power Co. Ltd., Class A	406,776	$1,997,822
AviChina Industry & Technology Co. Ltd., Class H	6,967,000	3,504,817
Avicopter PLC, Class A	116,200	592,392
Kuang-Chi Technologies Co. Ltd., Class A	293,104	1,800,986
		7,896,017
Air Freight & Logistics — 0.6%
J&T Global Express Ltd.(a)(b)	5,863,800	5,079,828
JD Logistics Inc.(a)(c)	5,169,300	8,134,965
SF Holding Co. Ltd., Class A	755,383	4,821,305
YTO Express Group Co. Ltd., Class A	523,400	955,641
ZTO Express Cayman Inc.	1,077,940	19,059,124
		38,050,863
Automobile Components — 0.5%
Bethel Automotive Safety Systems Co. Ltd., Class A	83,020	627,331
Changzhou Xingyu Automotive Lighting Systems Co. Ltd., Class A	59,195	1,145,307
Contemporary Amperex Technology Co. Ltd., Class H(a)	215,000	8,319,114
Fuyao Glass Industry Group Co. Ltd., Class A	290,598	2,335,408
Fuyao Glass Industry Group Co. Ltd., Class H(c)	1,626,800	11,620,533
Huayu Automotive Systems Co. Ltd., Class A	464,872	1,163,377
Huizhou Desay Sv Automotive Co. Ltd., Class A	84,600	1,292,772
Ningbo Tuopu Group Co. Ltd., Class A	254,885	1,724,585
Sailun Group Co. Ltd., Class A	524,661	909,157
Zhejiang Wanfeng Auto Wheel Co. Ltd., Class A	290,500	650,112
		29,787,696
Automobiles — 5.4%
Anhui Jianghuai Automobile Group Corp. Ltd., Class A	347,756	1,838,336
BAIC BluePark New Energy Technology Co. Ltd., Class A(a)	871,500	870,008
BYD Co. Ltd., Class A	276,069	13,419,578
BYD Co. Ltd., Class H	3,137,000	155,902,655
Chongqing Changan Automobile Co. Ltd., Class A	1,232,720	2,102,711
Geely Automobile Holdings Ltd.	15,127,000	33,715,319
Great Wall Motor Co. Ltd., Class A	348,600	1,086,652
Great Wall Motor Co. Ltd., Class H	5,833,500	9,002,116
Guangzhou Automobile Group Co. Ltd., Class A	947,100	1,009,967
Li Auto Inc., Class A(a)	3,137,980	44,675,729
NIO Inc., Class A(a)(b)	3,983,260	14,048,835
SAIC Motor Corp. Ltd., Class A	1,162,004	2,603,258
Seres Group Co. Ltd., Class A, NVS	235,600	4,421,019
XPeng Inc., Class A(a)	3,195,572	30,957,958
Yadea Group Holdings Ltd.(c)	3,486,000	5,309,625
Zhejiang Leapmotor Technology Co. Ltd.(a)(c)	1,289,200	9,047,548
		330,011,314
Banks — 11.9%
Agricultural Bank of China Ltd., Class A	12,901,300	9,888,199
Agricultural Bank of China Ltd., Class H	70,882,000	45,417,037
Bank of Beijing Co. Ltd., Class A	3,377,599	2,949,002
Bank of Changsha Co. Ltd., Class A	581,000	789,201
Bank of Chengdu Co. Ltd., Class A	581,074	1,561,165
Bank of China Ltd., Class A	5,231,400	4,001,217
Bank of China Ltd., Class H	181,282,000	105,035,916
Bank of Communications Co. Ltd., Class A	6,031,672	6,350,171
Bank of Communications Co. Ltd., Class H	22,112,200	19,301,570
Bank of Hangzhou Co. Ltd., Class A	987,728	2,279,100
Bank of Jiangsu Co. Ltd., Class A	2,789,415	4,244,259
Bank of Nanjing Co. Ltd., Class A	1,684,904	2,677,718
Security	Shares	Value
Banks (continued)
Bank of Ningbo Co. Ltd., Class A	988,595	$3,654,498
Bank of Shanghai Co. Ltd., Class A	2,149,710	3,152,903
Bank of Suzhou Co. Ltd., Class A	577,261	697,536
China CITIC Bank Corp. Ltd., Class H	21,508,800	18,933,749
China Construction Bank Corp., Class A	1,452,514	1,816,923
China Construction Bank Corp., Class H	245,197,000	219,224,899
China Everbright Bank Co. Ltd., Class A	7,607,900	4,180,973
China Everbright Bank Co. Ltd., Class H	7,055,000	3,262,002
China Merchants Bank Co. Ltd., Class A	3,196,025	19,192,614
China Merchants Bank Co. Ltd., Class H	9,892,150	61,245,511
China Minsheng Banking Corp. Ltd., Class A	5,985,870	3,606,387
China Minsheng Banking Corp. Ltd., Class H	16,053,660	8,242,019
China Zheshang Bank Co. Ltd., Class A	3,619,590	1,615,086
Chongqing Rural Commercial Bank Co. Ltd., Class A	1,841,604	1,849,897
Chongqing Rural Commercial Bank Co. Ltd., Class H	6,717,000	5,536,286
CNPC Capital Co. Ltd., Class A, NVS	1,350,700	1,263,210
Huaxia Bank Co. Ltd., Class A	2,034,561	2,123,276
Industrial & Commercial Bank of China Ltd., Class A	9,820,100	9,618,249
Industrial & Commercial Bank of China Ltd., Class H	165,114,000	119,752,829
Industrial Bank Co. Ltd., Class A	3,138,410	9,834,464
Ping An Bank Co. Ltd., Class A	2,906,055	4,651,295
Postal Savings Bank of China Co. Ltd., Class A	4,359,300	3,217,008
Postal Savings Bank of China Co. Ltd., Class H(c)	22,671,000	14,701,041
Shanghai Pudong Development Bank Co. Ltd., Class A	4,474,722	7,632,890
Shanghai Rural Commercial Bank Co. Ltd., Class A	1,559,500	1,937,740
		735,437,840
Beverages — 2.0%
Anhui Gujing Distillery Co. Ltd., Class A	58,696	1,220,731
Anhui Gujing Distillery Co. Ltd., Class B	290,880	4,216,572
Anhui Yingjia Distillery Co. Ltd., Class A	116,896	653,432
Beijing Yanjing Brewery Co. Ltd., Class A	406,300	791,732
China Resources Beer Holdings Co. Ltd.	4,170,000	13,197,332
Chongqing Brewery Co. Ltd., Class A	58,100	464,271
Eastroc Beverage Group Co. Ltd., Class A	79,710	3,534,043
Jiangsu King's Luck Brewery JSC Ltd., Class A	174,303	1,062,568
Jiangsu Yanghe Distillery Co. Ltd., Class A	232,476	2,113,858
Kweichow Moutai Co. Ltd., Class A	192,854	40,544,886
Luzhou Laojiao Co. Ltd., Class A	232,400	3,750,431
Nongfu Spring Co. Ltd., Class H(c)	5,112,800	24,842,093
Shanxi Xinghuacun Fen Wine Factory Co. Ltd., Class A	189,186	4,812,561
Tsingtao Brewery Co. Ltd., Class A	107,563	1,103,912
Tsingtao Brewery Co. Ltd., Class H	1,576,000	10,902,723
Wuliangye Yibin Co. Ltd., Class A	584,277	10,199,557
		123,410,702
Biotechnology — 1.5%
Akeso Inc.(a)(b)(c)	1,529,000	16,278,178
Beijing Tiantan Biological Products Corp. Ltd., Class A	291,062	771,085
Beijing Wantai Biological Pharmacy Enterprise Co. Ltd., Class A	137,665	1,322,499
BeOne Medicines Ltd.(a)	2,136,770	40,752,250
Chongqing Zhifei Biological Products Co. Ltd., Class A	391,310	1,035,856
Hualan Biological Engineering Inc., Class A	217,162	484,221
Imeik Technology Development Co. Ltd., Class A	39,521	927,113

Schedule of Investments (unaudited)(continued)
May 31, 2025
iShares® MSCI China ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Biotechnology (continued)
Innovent Biologics Inc.(a)(c)	3,201,500	$25,261,819
Legend Biotech Corp., ADR(a)(b)	167,518	4,849,646
Shanghai RAAS Blood Products Co. Ltd., Class A	985,300	929,450
		92,612,117
Broadline Retail — 14.8%
Alibaba Group Holding Ltd.	43,718,568	622,456,765
CCOOP Group Co. Ltd., Class A(a)	2,714,000	923,283
JD.com Inc., Class A	6,217,196	100,613,692
MINISO Group Holding Ltd.	1,046,812	4,462,643
PDD Holdings Inc., ADR(a)(b)	1,766,859	170,519,562
Vipshop Holdings Ltd., ADR	841,008	11,597,500
		910,573,445
Building Products — 0.0%
Beijing New Building Materials PLC, Class A	290,570	1,152,557
Capital Markets — 1.6%
BOC International China Co. Ltd., Class A	471,200	644,272
Caitong Securities Co. Ltd., Class A	813,400	828,798
Capital Securities Co. Ltd., Class A	290,500	753,040
Changjiang Securities Co. Ltd., Class A	871,536	788,767
China Galaxy Securities Co. Ltd., Class A	1,161,200	2,536,152
China Galaxy Securities Co. Ltd., Class H	9,030,500	8,682,286
China Great Wall Securities Co. Ltd., Class A	639,100	708,843
China International Capital Corp. Ltd., Class A	407,502	1,862,762
China International Capital Corp. Ltd., Class H(c)	4,180,000	7,748,153
China Merchants Securities Co. Ltd., Class A	1,162,068	2,600,248
CITIC Securities Co. Ltd., Class A	1,743,759	6,140,573
CITIC Securities Co. Ltd., Class H	4,116,300	10,359,537
CSC Financial Co. Ltd., Class A	697,299	2,214,179
Dongxing Securities Co. Ltd., Class A	522,911	737,299
East Money Information Co. Ltd., Class A	2,440,251	6,948,676
Everbright Securities Co. Ltd., Class A	639,199	1,437,793
Founder Securities Co. Ltd., Class A	1,358,700	1,429,387
GF Securities Co. Ltd., Class A	902,499	2,033,954
Guolian Securities Co. Ltd., Class A	407,300	558,681
Guosen Securities Co. Ltd., Class A	1,045,833	1,626,974
Guotai Haitong Securities Co. Ltd.	2,021,743	4,802,116
Guotai Haitong Securities Co. Ltd., Class H(c)	5,058,432	7,135,356
Guoyuan Securities Co. Ltd., Class A	756,270	789,119
Hithink RoyalFlush Information Network Co. Ltd., Class A	80,887	2,756,640
Huatai Securities Co. Ltd., Class A	1,046,893	2,424,293
Huatai Securities Co. Ltd., Class H(c)	3,331,400	5,586,521
Industrial Securities Co. Ltd., Class A	1,526,392	1,214,925
Nanjing Securities Co. Ltd., Class A	464,800	498,329
Orient Securities Co. Ltd., Class A	1,104,021	1,424,616
SDIC Capital Co. Ltd., Class A	1,104,700	1,064,695
Shenwan Hongyuan Group Co. Ltd., Class A	3,879,179	2,538,540
Sinolink Securities Co. Ltd., Class A	464,800	535,388
SooChow Securities Co. Ltd., Class A	850,835	936,633
Southwest Securities Co. Ltd., Class A	1,119,100	641,923
Tianfeng Securities Co. Ltd., Class A(a)	1,394,400	747,820
Western Securities Co. Ltd., Class A	697,230	715,428
Zheshang Securities Co. Ltd., Class A	581,000	838,948
Zhongtai Securities Co. Ltd., Class A	1,162,000	979,288
		96,270,952
Chemicals — 0.5%
Ganfeng Lithium Group Co. Ltd., Class A	277,666	1,156,649
Guangzhou Tinci Materials Technology Co. Ltd., Class A	291,300	677,060
Hengli Petrochemical Co. Ltd., Class A	1,104,910	2,317,241
Security	Shares	Value
Chemicals (continued)
Hoshine Silicon Industry Co. Ltd., Class A	116,200	$787,635
Huafon Chemical Co. Ltd., Class A	798,700	744,543
Inner Mongolia Junzheng Energy & Chemical Industry Group Co. Ltd., Class A	1,278,770	939,040
Jiangsu Eastern Shenghong Co. Ltd., Class A	1,047,500	1,233,664
Jiangsu Yoke Technology Co. Ltd., Class A	58,100	421,322
LB Group Co. Ltd., Class A	349,100	798,812
Meihua Holdings Group Co. Ltd., Class A	425,600	617,696
Ningxia Baofeng Energy Group Co. Ltd., Class A	1,146,300	2,542,247
Qinghai Salt Lake Industry Co. Ltd., Class A(a)	813,900	1,781,923
Rongsheng Petrochemical Co. Ltd., Class A	1,627,292	1,934,723
Satellite Chemical Co. Ltd., Class A	581,395	1,345,289
Shandong Hualu Hengsheng Chemical Co. Ltd., Class A	348,600	1,005,051
Shanghai Putailai New Energy Technology Co. Ltd., Class A	348,940	755,046
Tianqi Lithium Corp., Class A	232,400	928,192
Wanhua Chemical Group Co. Ltd., Class A	464,873	3,480,825
Yunnan Energy New Material Co. Ltd., Class A	116,704	448,650
Yunnan Yuntianhua Co. Ltd., Class A	240,500	726,218
Zangge Mining Co. Ltd., Class A	252,900	1,268,203
Zhejiang Juhua Co. Ltd., Class A	407,472	1,490,465
Zhejiang Longsheng Group Co. Ltd., Class A	468,600	636,498
Zhejiang NHU Co. Ltd., Class A	464,831	1,412,836
		29,449,828
Commercial Services & Supplies — 0.0%
Shanghai M&G Stationery Inc., Class A	118,900	485,192
Zhejiang Weiming Environment Protection Co. Ltd., Class A	233,460	629,849
		1,115,041
Communications Equipment — 0.4%
BYD Electronic International Co. Ltd.	2,040,000	8,048,382
Guangzhou Haige Communications Group Inc. Co., Class A	349,684	660,321
Hengtong Optic-Electric Co. Ltd., Class A	407,400	844,822
Suzhou TFC Optical Communication Co. Ltd., Class A	84,980	962,832
Yealink Network Technology Corp. Ltd., Class A	198,231	925,373
Zhongji Innolight Co. Ltd., Class A	174,327	2,259,368
ZTE Corp., Class A	610,184	2,620,490
ZTE Corp., Class H	1,975,440	5,511,233
		21,832,821
Construction & Engineering — 0.5%
China Communications Services Corp. Ltd., Class H	5,824,800	3,345,825
China Energy Engineering Corp. Ltd., Class A	4,000,000	1,235,083
China National Chemical Engineering Co. Ltd., Class A	987,795	1,055,007
China Railway Group Ltd., Class A	3,255,698	2,518,839
China Railway Group Ltd., Class H	10,458,000	4,703,247
China State Construction Engineering Corp. Ltd., Class A	6,276,878	4,932,921
China State Construction International Holdings Ltd.	4,648,000	6,537,994
Metallurgical Corp. of China Ltd., Class A	2,788,800	1,130,669
Power Construction Corp. of China Ltd., Class A	2,846,997	1,859,061
Sichuan Road & Bridge Group Co. Ltd., Class A	987,740	1,266,705
		28,585,351
Construction Materials — 0.2%
Anhui Conch Cement Co. Ltd., Class A	555,191	1,784,399
Anhui Conch Cement Co. Ltd., Class H	3,195,500	8,304,154

Schedule of Investments (unaudited)(continued)
May 31, 2025
iShares® MSCI China ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Construction Materials (continued)
Beijing Oriental Yuhong Waterproof Technology Co. Ltd., Class A	64,500	$99,626
China Jushi Co. Ltd., Class A	753,705	1,178,877
China National Building Material Co. Ltd., Class H	8,737,522	3,887,047
		15,254,103
Consumer Finance — 0.2%
Qifu Technology Inc.	269,824	11,089,766
Consumer Staples Distribution & Retail — 0.4%
Alibaba Health Information Technology Ltd.(a)(b)	13,948,000	7,970,751
JD Health International Inc.(a)(c)	2,875,950	14,572,284
Yifeng Pharmacy Chain Co. Ltd., Class A	213,761	770,393
Yonghui Superstores Co. Ltd., Class A(a)	1,528,900	1,045,379
		24,358,807
Distributors — 0.0%
Zhejiang China Commodities City Group Co. Ltd., Class A	824,600	2,006,687
Diversified Consumer Services — 0.4%
New Oriental Education & Technology Group Inc.	3,152,190	14,883,851
TAL Education Group, ADR(a)	1,061,499	10,434,535
		25,318,386
Diversified Telecommunication Services — 0.3%
China Tower Corp. Ltd., Class H(c)	11,341,200	16,794,094
Electrical Equipment — 0.8%
China XD Electric Co. Ltd., Class A, NVS	785,000	677,013
CNGR Advanced Material Co. Ltd., Class A	174,886	751,060
Contemporary Amperex Technology Co. Ltd., Class A	682,319	23,530,242
Dongfang Electric Corp. Ltd., Class A	464,800	1,026,218
Eve Energy Co. Ltd., Class A	298,936	1,861,591
GEM Co. Ltd., Class A	639,100	536,151
Goldwind Science & Technology Co. Ltd., Class A	525,020	672,029
Goneo Group Co. Ltd., Class A	90,799	890,190
Gotion High-tech Co. Ltd., Class A	270,792	917,411
Jiangsu Zhongtian Technology Co. Ltd., Class A	522,900	962,026
NARI Technology Co. Ltd., Class A	1,220,688	3,747,472
Ningbo Deye Technology Co. Ltd., Class A, NVS	141,468	1,612,787
Ningbo Orient Wires & Cables Co. Ltd., Class A	116,831	771,201
Ningbo Sanxing Medical Electric Co. Ltd., Class A	232,400	708,908
Shanghai Electric Group Co. Ltd., Class A(a)	1,918,601	1,969,425
Sieyuan Electric Co. Ltd., Class A	116,200	1,161,068
Sungrow Power Supply Co. Ltd., Class A	354,720	2,961,576
Sunwoda Electronic Co. Ltd., Class A	290,508	742,964
TBEA Co. Ltd., Class A	698,434	1,123,351
Zhejiang Chint Electrics Co. Ltd., Class A	291,021	882,844
Zhejiang Huayou Cobalt Co. Ltd., Class A	270,006	1,244,555
		48,750,082
Electronic Equipment, Instruments & Components — 1.0%
AAC Technologies Holdings Inc.	2,033,500	9,404,238
Accelink Technologies Co. Ltd., Class A	116,200	661,985
Avary Holding Shenzhen Co. Ltd., Class A	391,200	1,530,585
BOE Technology Group Co. Ltd., Class A	5,868,100	3,085,756
Chaozhou Three-Circle Group Co. Ltd., Class A	290,577	1,316,518
China Railway Signal & Communication Corp. Ltd., Class A	956,600	664,764
Eoptolink Technology Inc. Ltd., Class A	162,280	1,985,601
Everdisplay Optronics Shanghai Co. Ltd., Class A(a)	1,626,800	529,631
Foxconn Industrial Internet Co. Ltd., Class A	2,033,506	5,312,121
GoerTek Inc., Class A	522,900	1,510,895
Huagong Tech Co. Ltd., Class A	174,300	1,016,647
Security	Shares	Value
Electronic Equipment, Instruments & Components (continued)
Lens Technology Co. Ltd., Class A	812,642	$2,274,942
Lingyi iTech Guangdong Co., Class A	1,046,013	1,166,430
Luxshare Precision Industry Co. Ltd., Class A	1,103,941	4,626,202
Maxscend Microelectronics Co. Ltd., Class A	83,152	810,889
OFILM Group Co. Ltd., Class A(a)	529,500	859,633
Shengyi Technology Co. Ltd., Class A	349,100	1,266,091
Shennan Circuits Co. Ltd., Class A	98,351	1,146,124
Sunny Optical Technology Group Co. Ltd.	1,802,200	13,759,059
SUPCON Technology Co. Ltd., Class A	124,385	757,807
Suzhou Dongshan Precision Manufacturing Co. Ltd., Class A	232,900	906,882
TCL Technology Group Corp., Class A	3,022,960	1,788,488
Unisplendour Corp. Ltd., Class A	501,127	1,661,303
Victory Giant Technology Huizhou Co. Ltd., Class A	116,200	1,397,076
Wingtech Technology Co. Ltd., Class A	174,300	819,875
Wuhan Guide Infrared Co. Ltd., Class A(a)	756,464	925,016
WUS Printed Circuit Kunshan Co. Ltd., Class A	349,418	1,502,062
Zhejiang Dahua Technology Co. Ltd., Class A	526,100	1,109,550
		63,796,170
Energy Equipment & Services — 0.1%
China Oilfield Services Ltd., Class H	4,056,000	3,287,182
CNOOC Energy Technology & Services Ltd., Class A	871,500	498,799
Yantai Jereh Oilfield Services Group Co. Ltd., Class A	174,392	833,514
		4,619,495
Entertainment — 2.5%
37 Interactive Entertainment Network Technology Group Co. Ltd., Class A	348,600	706,596
China Ruyi Holdings Ltd.(a)(b)	20,856,000	5,452,653
Kingsoft Corp. Ltd.	2,326,200	9,863,691
Mango Excellent Media Co. Ltd., Class A	290,580	898,335
NetEase Inc.	4,420,160	106,871,704
Tencent Music Entertainment Group, ADR	1,908,850	32,145,034
		155,938,013
Financial Services — 0.1%
Far East Horizon Ltd.	5,104,000	3,944,630
Food Products — 1.0%
Angel Yeast Co. Ltd., Class A	173,511	915,312
China Feihe Ltd.(c)	9,326,000	7,207,519
China Mengniu Dairy Co. Ltd.	7,952,000	17,768,416
Foshan Haitian Flavouring & Food Co. Ltd., Class A	697,485	4,278,327
Guangdong Haid Group Co. Ltd., Class A	266,497	2,239,026
Hebei Yangyuan Zhihui Beverage Co. Ltd., Class A	234,800	794,394
Henan Shuanghui Investment & Development Co. Ltd., Class A	530,608	1,790,400
Inner Mongolia Yili Industrial Group Co. Ltd., Class A	987,723	4,135,160
Muyuan Foods Co. Ltd., Class A	815,468	4,560,288
New Hope Liuhe Co. Ltd., Class A(a)	755,399	1,001,928
Tingyi Cayman Islands Holding Corp.	4,648,000	7,606,221
Want Want China Holdings Ltd.	12,202,000	7,830,053
Wens Foodstuff Group Co. Ltd., Class A	987,923	2,275,929
Yihai Kerry Arawana Holdings Co. Ltd., Class A	290,277	1,217,931
		63,620,904
Gas Utilities — 0.7%
Beijing Enterprises Holdings Ltd.	1,162,000	4,868,742
China Gas Holdings Ltd.	6,972,000	6,347,828
China Resources Gas Group Ltd.	2,336,400	6,203,389
ENN Energy Holdings Ltd.	1,965,100	15,581,242

Schedule of Investments (unaudited)(continued)
May 31, 2025
iShares® MSCI China ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Gas Utilities (continued)
ENN Natural Gas Co. Ltd., Class A	407,400	$1,070,698
Kunlun Energy Co. Ltd.	10,480,000	10,469,148
		44,541,047
Ground Transportation — 0.1%
Beijing-Shanghai High Speed Railway Co. Ltd., Class A	7,438,300	6,035,376
Daqin Railway Co. Ltd., Class A	2,959,100	2,766,705
		8,802,081
Health Care Equipment & Supplies — 0.2%
Jiangsu Yuyue Medical Equipment & Supply Co. Ltd., Class A	135,300	708,256
Shandong Weigao Group Medical Polymer Co. Ltd., Class H	6,274,800	4,489,374
Shanghai United Imaging Healthcare Co. Ltd., Class A, NVS	134,715	2,556,518
Shenzhen Mindray Bio-Medical Electronics Co. Ltd., Class A	187,239	5,838,631
Shenzhen New Industries Biomedical Engineering Co. Ltd., Class A	116,900	970,031
		14,562,810
Health Care Providers & Services — 0.2%
Aier Eye Hospital Group Co. Ltd., Class A	1,453,310	2,492,661
Guangzhou Baiyunshan Pharmaceutical Holdings Co. Ltd., Class A	232,495	870,720
Huadong Medicine Co. Ltd., Class A	290,580	1,797,221
Shanghai Pharmaceuticals Holding Co. Ltd., Class A	407,697	1,040,137
Sinopharm Group Co. Ltd., Class H	3,490,400	8,414,235
		14,614,974
Hotels, Restaurants & Leisure — 6.5%
H World Group Ltd., ADR	519,414	18,319,732
Haidilao International Holding Ltd.(b)(c)	4,067,000	7,751,828
Meituan, Class B(a)(c)	12,665,040	219,037,324
Tongcheng Travel Holdings Ltd.	3,256,800	9,151,497
TravelSky Technology Ltd., Class H	2,324,000	3,296,280
Trip.com Group Ltd.	1,589,434	99,435,255
Yum China Holdings Inc.	956,978	41,772,090
		398,764,006
Household Durables — 0.8%
Beijing Roborock Technology Co. Ltd., Class A	27,989	879,569
Ecovacs Robotics Co. Ltd., Class A	59,000	437,440
Gree Electric Appliances Inc. of Zhuhai, Class A	408,629	2,626,334
Haier Smart Home Co. Ltd., Class A	930,846	3,223,446
Haier Smart Home Co. Ltd., Class A	6,274,800	18,273,590
Hisense Home Appliances Group Co. Ltd., Class H	1,162,136	3,824,358
Midea Group Co. Ltd., Class A	572,300	6,262,243
Midea Group Co. Ltd., Class H(a)	894,100	9,347,495
Oppein Home Group Inc., Class A	58,120	495,544
Sichuan Changhong Electric Co. Ltd., Class A	677,800	925,646
Zhejiang Supor Co. Ltd., Class A	58,196	437,957
		46,733,622
Independent Power and Renewable Electricity Producers — 1.3%
CGN Power Co. Ltd., Class A	2,382,100	1,212,154
CGN Power Co. Ltd., Class H(c)	27,378,000	8,958,375
China Longyuan Power Group Corp. Ltd., Class H	8,142,000	6,737,464
China National Nuclear Power Co. Ltd., Class A	3,135,076	4,163,035
China Power International Development Ltd.	11,039,000	4,496,900
China Resources Power Holdings Co. Ltd.(b)	4,984,599	12,932,154
China Three Gorges Renewables Group Co. Ltd., Class A	4,578,226	2,721,993
Security	Shares	Value
Independent Power and Renewable Electricity Producers (continued)
China Yangtze Power Co. Ltd., Class A	3,776,541	$15,815,797
Datang International Power Generation Co. Ltd., Class A	2,002,600	885,279
GD Power Development Co. Ltd., Class A	2,674,100	1,693,484
Huadian Power International Corp. Ltd., Class A	1,394,400	1,130,176
Huaneng Lancang River Hydropower Inc., Class A	940,800	1,313,287
Huaneng Power International Inc., Class A	1,164,252	1,165,882
Huaneng Power International Inc., Class H	11,608,000	7,330,074
SDIC Power Holdings Co. Ltd., Class A	1,178,800	2,558,271
Shenergy Co. Ltd., Class A	729,538	907,898
Sichuan Chuantou Energy Co. Ltd., Class A	734,262	1,715,001
Wintime Energy Group Co. Ltd., Class A, NVS	2,747,100	513,040
Zhejiang Zheneng Electric Power Co. Ltd., Class A	1,770,176	1,312,639
		77,562,903
Industrial Conglomerates — 0.3%
CITIC Ltd.	10,458,000	13,152,693
Fosun International Ltd.	6,391,000	3,729,644
		16,882,337
Insurance — 4.0%
China Life Insurance Co. Ltd., Class A	464,005	2,453,665
China Life Insurance Co. Ltd., Class H	18,658,000	37,778,028
China Pacific Insurance Group Co. Ltd., Class A	988,247	4,704,430
China Pacific Insurance Group Co. Ltd., Class H	6,754,400	20,984,665
China Taiping Insurance Holdings Co. Ltd.	3,718,524	5,691,015
New China Life Insurance Co. Ltd., Class A	327,176	2,271,757
New China Life Insurance Co. Ltd., Class H	2,324,000	9,451,640
People's Insurance Co. Group of China Ltd. (The), Class A	1,543,300	1,765,031
People's Insurance Co. Group of China Ltd. (The), Class H	22,070,000	14,395,939
PICC Property & Casualty Co. Ltd., Class H	17,430,462	33,119,843
Ping An Insurance Group Co. of China Ltd., Class A	1,684,543	12,397,355
Ping An Insurance Group Co. of China Ltd., Class H	16,930,500	98,883,964
		243,897,332
Interactive Media & Services — 18.9%
Autohome Inc., ADR	165,044	4,046,879
Baidu Inc., Class A(a)	5,695,306	58,457,367
Bilibili Inc., Class Z(a)(b)	592,625	10,865,179
Kanzhun Ltd., ADR(a)	739,666	12,544,735
Kuaishou Technology(a)(c)	6,798,200	45,699,039
Kunlun Tech Co. Ltd., Class A	234,000	1,079,790
Tencent Holdings Ltd.	16,385,700	1,032,997,495
		1,165,690,484
IT Services — 0.0%
Isoftstone Information Technology Group Co. Ltd., Class A, NVS	173,900	1,255,562
Range Intelligent Computing Technology Group Co. Ltd., Class A	232,400	1,376,821
		2,632,383
Life Sciences Tools & Services — 0.7%
Genscript Biotech Corp.(a)	3,486,000	5,689,866
Hangzhou Tigermed Consulting Co. Ltd., Class A	537	3,679
Pharmaron Beijing Co. Ltd., Class A	217,725	716,709
WuXi AppTec Co. Ltd., Class A	424,339	3,722,280
WuXi AppTec Co. Ltd., Class H(c)	755,381	6,582,302
Wuxi Biologics Cayman Inc.(a)(c)	9,005,500	28,443,418
		45,158,254
Machinery — 0.9%
China CSSC Holdings Ltd., Class A	705,600	2,997,857
CRRC Corp. Ltd., Class A	3,496,447	3,485,626

Schedule of Investments (unaudited)(continued)
May 31, 2025
iShares® MSCI China ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Machinery (continued)
CRRC Corp. Ltd., Class H	11,478,000	$7,335,086
Haitian International Holdings Ltd.	1,743,000	4,238,034
Jiangsu Hengli Hydraulic Co. Ltd., Class A	192,056	1,809,293
Sany Heavy Industry Co. Ltd., Class A	1,322,993	3,449,331
Shandong Himile Mechanical Science & Technology Co. Ltd., Class A	118,900	1,010,555
Shenzhen Inovance Technology Co. Ltd., Class A	232,430	2,112,463
Sinotruk Hong Kong Ltd.	1,744,500	4,395,606
Weichai Power Co. Ltd., Class A	929,668	1,931,797
Weichai Power Co. Ltd., Class H	5,240,000	10,202,633
XCMG Construction Machinery Co. Ltd., Class A	1,938,416	2,211,685
Yutong Bus Co. Ltd., Class A	363,951	1,245,537
Zhejiang Sanhua Intelligent Controls Co. Ltd., Class A	294,500	1,052,586
Zhuzhou CRRC Times Electric Co. Ltd., Class A, NVS	100,492	608,584
Zhuzhou CRRC Times Electric Co. Ltd., Class H	1,224,700	5,186,147
Zoomlion Heavy Industry Science and Technology Co. Ltd., Class A	1,046,816	1,033,537
		54,306,357
Marine Transportation — 0.4%
Cosco Shipping Holdings Co. Ltd., Class A	1,918,350	4,354,448
Cosco Shipping Holdings Co. Ltd., Class H	7,279,100	12,529,492
Orient Overseas International Ltd.	361,500	6,214,357
		23,098,297
Media — 0.1%
China Literature Ltd.(a)(c)	1,048,000	3,563,263
Focus Media Information Technology Co. Ltd., Class A	2,325,038	2,402,970
Jiangsu Phoenix Publishing & Media Corp. Ltd., Class A	348,600	568,392
		6,534,625
Metals & Mining — 2.0%
Aluminum Corp. of China Ltd., Class A	1,802,100	1,628,812
Aluminum Corp. of China Ltd., Class H	10,458,000	6,073,743
Baoshan Iron & Steel Co. Ltd., Class A	3,371,449	3,145,621
Chifeng Jilong Gold Mining Co. Ltd., Class A	297,800	1,088,737
China Hongqiao Group Ltd.	6,990,500	12,421,883
China Northern Rare Earth Group High-Tech Co. Ltd., Class A	581,000	1,871,744
China Rare Earth Resources & Technology Co. Ltd., Class A	161,650	757,746
Citic Pacific Special Steel Group Co. Ltd., Class A	464,800	731,004
CMOC Group Ltd., Class A	2,557,600	2,543,231
CMOC Group Ltd., Class H	9,933,000	7,917,726
Henan Shenhuo Coal Industry & Electricity Power Co. Ltd., Class A	348,600	795,406
Huaibei Mining Holdings Co. Ltd., Class A	425,600	732,236
Hunan Valin Steel Co. Ltd., Class A	1,029,600	679,258
Inner Mongolia BaoTou Steel Union Co. Ltd., Class A(a)	7,785,492	1,873,339
Jiangxi Copper Co. Ltd., Class A	292,100	857,921
Jiangxi Copper Co. Ltd., Class H	2,905,000	5,125,072
Jinduicheng Molybdenum Co. Ltd., Class A	473,800	691,706
MMG Ltd.(a)	9,811,200	3,612,631
Nanjing Iron & Steel Co. Ltd., Class A	755,300	445,623
Shandong Gold Mining Co. Ltd., Class A	522,991	2,181,999
Shandong Gold Mining Co. Ltd., Class H(c)	1,976,750	6,187,005
Shandong Nanshan Aluminum Co. Ltd., Class A	1,859,200	964,887
Shanjin International Gold Co. Ltd., Class A	464,621	1,271,250
Tianshan Aluminum Group Co. Ltd., Class A	755,300	805,484
Security	Shares	Value
Metals & Mining (continued)
Tongling Nonferrous Metals Group Co. Ltd., Class A	2,108,200	$923,497
Western Mining Co. Ltd., Class A	364,800	795,767
Western Superconducting Technologies Co. Ltd., Class A	98,436	674,611
Xiamen Tungsten Co. Ltd., Class A	231,600	621,840
Yunnan Aluminium Co. Ltd., Class A	535,548	1,079,879
Yunnan Chihong Zinc&Germanium Co. Ltd., Class A	946,400	671,120
Zhaojin Mining Industry Co. Ltd., Class H	4,303,000	10,899,726
Zhongjin Gold Corp. Ltd., Class A	826,200	1,601,319
Zijin Mining Group Co. Ltd., Class A	3,566,800	8,755,509
Zijin Mining Group Co. Ltd., Class H	13,954,000	31,017,850
		121,445,182
Oil, Gas & Consumable Fuels — 2.6%
China Coal Energy Co. Ltd., Class H	5,231,000	5,855,138
China Merchants Energy Shipping Co. Ltd., Class A	1,247,100	1,044,216
China Petroleum & Chemical Corp., Class A	4,938,988	3,953,280
China Petroleum & Chemical Corp., Class H	61,597,000	33,172,590
China Shenhua Energy Co. Ltd., Class A	930,252	5,096,937
China Shenhua Energy Co. Ltd., Class H	8,720,500	36,754,159
Cosco Shipping Energy Transportation Co. Ltd., Class A	464,800	649,638
Guanghui Energy Co. Ltd., Class A	1,045,945	858,852
Inner Mongolia Dian Tou Energy Corp. Ltd., Class A	328,300	899,072
Inner Mongolia Yitai Coal Co. Ltd., Class B	2,210,700	4,493,971
PetroChina Co. Ltd., Class A	3,369,892	3,871,235
PetroChina Co. Ltd., Class H	53,452,000	44,733,613
Shaanxi Coal Industry Co. Ltd., Class A	1,453,189	4,198,154
Shanxi Coking Coal Energy Group Co. Ltd., Class A	923,830	769,499
Shanxi Lu'an Environmental Energy Development Co. Ltd., Class A	464,800	691,416
Yankuang Energy Group Co. Ltd., Class A	1,161,365	2,070,376
Yankuang Energy Group Co. Ltd., Class H	7,947,500	9,430,003
		158,542,149
Paper & Forest Products — 0.0%
Shandong Sun Paper Industry JSC Ltd., Class A	348,600	680,265
Passenger Airlines — 0.1%
Air China Ltd., Class A(a)	1,914,114	2,125,989
China Eastern Airlines Corp. Ltd., Class A(a)	2,846,996	1,589,393
China Southern Airlines Co. Ltd., Class A(a)	1,801,134	1,519,790
Hainan Airlines Holding Co. Ltd., Class A(a)	6,980,822	1,299,199
Juneyao Airlines Co. Ltd., Class A	348,600	671,621
Spring Airlines Co. Ltd., Class A	119,100	969,701
		8,175,693
Personal Care Products — 0.2%
Giant Biogene Holding Co. Ltd.(c)	813,400	7,330,342
Hengan International Group Co. Ltd.	1,455,000	3,929,794
		11,260,136
Pharmaceuticals — 1.2%
Beijing Tong Ren Tang Co. Ltd., Class A	175,488	922,227
Changchun High-Tech Industry Group Co. Ltd., Class A	58,496	846,206
China Resources Pharmaceutical Group Ltd.(c)	4,896,000	3,210,928
China Resources Sanjiu Medical & Pharmaceutical Co. Ltd., Class A	176,012	1,046,860
CSPC Innovation Pharmaceutical Co. Ltd., Class A	196,389	1,409,157
CSPC Pharmaceutical Group Ltd.	20,938,400	21,558,415
Dong-E-E-Jiao Co. Ltd., Class A	116,279	881,585
Haisco Pharmaceutical Group Co. Ltd., Class A	167,000	1,059,536

Schedule of Investments (unaudited)(continued)
May 31, 2025
iShares® MSCI China ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Pharmaceuticals (continued)
Hansoh Pharmaceutical Group Co. Ltd.(c)	3,160,000	$10,384,470
Humanwell Healthcare Group Co. Ltd., Class A	232,700	714,289
Jiangsu Hengrui Pharmaceuticals Co. Ltd., Class A	987,780	7,469,888
Shanghai Fosun Pharmaceutical Group Co. Ltd., Class A	348,684	1,223,884
Shenzhen Salubris Pharmaceuticals Co. Ltd., Class A	174,331	1,098,227
Sichuan Kelun Pharmaceutical Co. Ltd., Class A	232,465	1,240,238
Sino Biopharmaceutical Ltd.	26,726,000	15,075,140
Yunnan Baiyao Group Co. Ltd., Class A	259,542	2,030,286
Zhangzhou Pientzehuang Pharmaceutical Co. Ltd., Class A	93,809	2,647,508
		72,818,844
Real Estate Management & Development — 1.7%
C&D International Investment Group Ltd.(b)	1,744,000	3,121,236
China Merchants Shekou Industrial Zone Holdings Co. Ltd., Class A	1,409,970	1,693,556
China Overseas Land & Investment Ltd.	9,877,000	16,502,040
China Resources Land Ltd.	8,134,165	26,348,633
China Resources Mixc Lifestyle Services Ltd.(c)	1,744,600	8,246,024
China Vanke Co. Ltd., Class A(a)	1,453,828	1,334,392
China Vanke Co. Ltd., Class H(a)(b)	5,694,231	3,700,908
Hainan Airport Infrastructure Co. Ltd., Class A, NVS(a)	2,117,200	1,010,645
KE Holdings Inc., ADR	1,765,986	32,600,102
Longfor Group Holdings Ltd.(c)	5,177,000	6,430,472
Poly Developments and Holdings Group Co. Ltd., Class A	1,744,075	1,958,372
Shanghai Zhangjiang High-Tech Park Development Co. Ltd., Class A	232,400	803,340
Youngor Fashion Co. Ltd., Class A	655,300	681,488
		104,431,208
Semiconductors & Semiconductor Equipment — 1.1%
ACM Research Shanghai Inc., Class A	46,555	651,632
Advanced Micro-Fabrication Equipment Inc./China, Class A	90,094	2,178,207
Amlogic Shanghai Co. Ltd., Class A(a)	63,579	587,347
Cambricon Technologies Corp. Ltd., Class A(a)	60,669	5,060,448
China Resources Microelectronics Ltd., Class A	233,012	1,535,629
CSI Solar Co. Ltd., Class A	550,504	679,289
Flat Glass Group Co. Ltd., Class A	290,500	576,818
GalaxyCore Inc., Class A, NVS	438,962	956,239
GCL Technology Holdings Ltd.(a)(b)	57,487,000	5,983,836
GigaDevice Semiconductor Inc., Class A(a)	118,287	1,836,319
Hangzhou First Applied Material Co. Ltd., Class A	407,730	683,633
Hangzhou Silan Microelectronics Co. Ltd., Class A(a)	289,700	962,136
Hua Hong Semiconductor Ltd.(b)(c)	1,743,000	6,984,888
Hygon Information Technology Co. Ltd., Class A, NVS	355,274	6,620,382
Ingenic Semiconductor Co. Ltd., Class A	58,500	513,046
JA Solar Technology Co. Ltd., Class A(a)	523,296	661,107
JCET Group Co. Ltd., Class A	300,600	1,337,029
Jinko Solar Co. Ltd., Class A	1,512,698	1,087,412
LONGi Green Energy Technology Co. Ltd., Class A	1,162,001	2,310,985
Montage Technology Co. Ltd., Class A	198,201	2,089,589
National Silicon Industry Group Co. Ltd., Class A	443,600	1,136,514
NAURA Technology Group Co. Ltd., Class A	80,500	4,664,329
Nexchip Semiconductor Corp., Class A(a)	298,712	843,539
Piotech Inc., Class A, NVS	45,313	923,423
Rockchip Electronics Co. Ltd., Class A	58,900	1,172,593
Security	Shares	Value
Semiconductors & Semiconductor Equipment (continued)
Sanan Optoelectronics Co. Ltd., Class A	824,600	$1,416,595
SG Micro Corp., Class A	58,130	741,898
Shenzhen Goodix Technology Co. Ltd., Class A	115,400	1,099,469
TCL Zhonghuan Renewable Energy Technology Co. Ltd., Class A	639,172	670,037
Tianshui Huatian Technology Co. Ltd., Class A	522,929	632,236
TongFu Microelectronics Co. Ltd., Class A	271,696	881,406
Tongwei Co. Ltd., Class A	697,299	1,571,177
Trina Solar Co. Ltd., Class A	349,913	648,356
Unigroup Guoxin Microelectronics Co. Ltd., Class A	118,053	1,044,858
Will Semiconductor Co. Ltd. Shanghai, Class A	189,045	3,256,183
Xinjiang Daqo New Energy Co. Ltd., Class A	235,250	626,214
Xinyi Solar Holdings Ltd.(b)	11,628,000	3,490,813
Zhejiang Jingsheng Mechanical & Electrical Co. Ltd., Class A	232,793	868,627
		68,984,238
Software — 0.4%
360 Security Technology Inc., Class A	1,047,648	1,448,648
Beijing Kingsoft Office Software Inc., Class A	64,247	2,504,497
China National Software & Service Co. Ltd., Class A(a)	150,635	917,542
Empyrean Technology Co. Ltd., Class A, NVS	58,700	1,030,857
Hundsun Technologies Inc., Class A	290,501	1,053,629
Iflytek Co. Ltd., Class A	357,162	2,273,901
Jiangsu Hoperun Software Co. Ltd., Class A(a)	114,600	798,033
Kingdee International Software Group Co. Ltd.(a)	8,134,000	12,659,221
Shanghai Baosight Software Co. Ltd., Class A	320,086	1,110,634
Shanghai Baosight Software Co. Ltd., Class B	1,917,879	2,652,969
Yonyou Network Technology Co. Ltd., Class A(a)	580,212	1,049,318
		27,499,249
Specialty Retail — 0.8%
China Tourism Group Duty Free Corp. Ltd., Class A	292,024	2,444,116
Chow Tai Fook Jewellery Group Ltd.(b)	5,017,600	7,122,968
HLA Group Corp. Ltd., Class A	658,000	653,743
Pop Mart International Group Ltd.(c)	1,394,400	38,970,730
Zhongsheng Group Holdings Ltd.	2,053,500	3,080,949
		52,272,506
Technology Hardware, Storage & Peripherals — 5.1%
Anker Innovations Technology Co. Ltd., Class A	81,330	1,146,406
China Greatwall Technology Group Co. Ltd., Class A(a)	522,100	1,050,942
GRG Banking Equipment Co. Ltd., Class A	407,700	683,314
Huaqin Technology Co. Ltd., Class A	117,800	1,078,552
IEIT Systems Co. Ltd., Class A	232,416	1,569,680
Lenovo Group Ltd.	19,840,000	22,649,706
Ninestar Corp., Class A(a)	232,426	693,975
Shenzhen Transsion Holdings Co. Ltd., Class A	181,363	1,823,011
Xiaomi Corp., Class B(a)(c)	43,533,400	280,224,764
		310,920,350
Textiles, Apparel & Luxury Goods — 1.2%
ANTA Sports Products Ltd.	3,138,400	37,871,715
Bosideng International Holdings Ltd.	11,652,000	6,507,915
Li Ning Co. Ltd.	6,100,500	11,545,123
Shenzhou International Group Holdings Ltd.	2,096,100	15,158,482
		71,083,235
Tobacco — 0.2%
Smoore International Holdings Ltd.(b)(c)	4,666,000	11,460,414
Trading Companies & Distributors — 0.1%
BOC Aviation Ltd.(c)	524,000	4,231,627

Schedule of Investments (unaudited)(continued)
May 31, 2025
iShares® MSCI China ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Trading Companies & Distributors (continued)
Xiamen C & D Inc., Class A	408,688	$561,031
		4,792,658
Transportation Infrastructure — 0.3%
China Merchants Expressway Network & Technology Holdings Co. Ltd., Class A	813,400	1,430,305
China Merchants Port Holdings Co. Ltd.	3,508,000	6,782,375
Jiangsu Expressway Co. Ltd., Class H	3,500,000	4,455,401
Shanghai International Airport Co. Ltd., Class A	174,599	782,421
Zhejiang Expressway Co. Ltd., Class H	3,859,000	3,053,228
		16,503,730
Water Utilities — 0.1%
Beijing Enterprises Water Group Ltd.	10,458,000	3,438,919
Guangdong Investment Ltd.	7,094,000	5,754,352
		9,193,271
Wireless Telecommunication Services — 0.1%
China United Network Communications Ltd., Class A	4,940,527	3,663,467
Total Common Stocks — 99.1% (Cost: $6,418,417,221)		6,099,185,788
Rights
Pharmaceuticals — 0.0%
Kangmei Pharmaceutical Co. Ltd. (Expires 12/31/49)(a)(d)	73,621	—
Total Rights — 0.0% (Cost: $—)		—
Total Long-Term Investments — 99.1% (Cost: $6,418,417,221)		6,099,185,788
Security	Shares	Value
Short-Term Securities
Money Market Funds — 1.7%
BlackRock Cash Funds: Institutional, SL Agency Shares, 4.46%(e)(f)(g)	101,631,297	$101,671,950
Total Short-Term Securities — 1.7% (Cost: $101,671,950)		101,671,950
Total Investments — 100.8% (Cost: $6,520,089,171)		6,200,857,738
Liabilities in Excess of Other Assets — (0.8)%		(46,789,790)
Net Assets — 100.0%		$6,154,067,948

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)
Security exempt from registration pursuant to Rule 144A under the Securities Act of
1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(e)	Affiliate of the Fund.
(f)	Annualized 7-day yield as of period end.
(g)	All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended May 31, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 08/31/24	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 05/31/25	Shares Held at 05/31/25	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$40,896,524	$60,790,071 (a)	$—	$35,014	$(49,659)	$101,671,950	101,631,297	$777,268 (b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares(c)	2,560,000	—	(2,560,000)(a)	—	—	—	—	160,950	—
				$35,014	$(49,659)	$101,671,950		$938,218	$—

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

(c)	As of period end, the entity is no longer held.

Schedule of Investments (unaudited)(continued)
May 31, 2025
iShares® MSCI China ETF

Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
MSCI China Index	1,839	06/20/25	$52,022	$(62,424)
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 – Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
• Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
• Level 3 – Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$381,397,568	$5,717,788,220	$—	$6,099,185,788
Rights	—	—	—	—
Short-Term Securities
Money Market Funds	101,671,950	—	—	101,671,950
	$483,069,518	$5,717,788,220	$—	$6,200,857,738
Derivative Financial Instruments(a)
Liabilities
Equity Contracts	$—	$(62,424)	$—	$(62,424)

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Portfolio Abbreviation
ADR	American Depositary Receipt
JSC	Joint Stock Company
NVS	Non-Voting Shares